Alternative Energy Tax Credits - Additional Information (Detail) (USD $)	12 Months Ended				3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Alternative Fuel Mixture Credits	Mar. 31, 2012 Alternative Fuel Mixture Credits	Dec. 31, 2010 Alternative Fuel Mixture Credits	Dec. 31, 2009 Alternative Fuel Mixture Credits	Dec. 31, 2013 Cellulosic Biofuel Tax Credits	Mar. 31, 2012 Cellulosic Biofuel Tax Credits	Dec. 31, 2010 Cellulosic Biofuel Tax Credits	Dec. 31, 2009 Cellulosic Biofuel Tax Credits	Dec. 31, 2012 Alternative Energy Tax Credits	Mar. 31, 2012 Alternative Energy Tax Credits	Dec. 31, 2012 Alternative Energy Tax Credits	Dec. 31, 2010 Alternative Energy Tax Credits	Dec. 31, 2010 Alternative Energy Tax Credits Additional	Dec. 31, 2013 Tax Related to Cellulosic Biofuel Tax Credits	Dec. 31, 2013 Accrued Interest Related to Cellulosic Biofuel Tax Credits	Dec. 31, 2013 Other Long-Term Liabilities Alternative Fuel Mixture Credits	Dec. 31, 2013 Deferred Tax Asset Alternative Fuel Mixture Credits
Alternative Energy Tax Credits [Line Items]
Refundable tax credit per gallon								$ 0.50				$ 1.01
Alternative energy tax credits						95,500,000	(86,300,000)						3,400,000	(23,000,000)						13,100,000	49,000,000
(Provision) benefit for income taxes	(17,729,000)	214,463,000	85,971,000		62,100,000				103,900,000	(118,500,000)	135,500,000							102,000,000	1,900,000
Expenses related to alternative energy tax credits																	1,600,000
Income (charge) related to alternative energy tax credits													3,400,000	(23,000,000)	(19,600,000)	47,700,000
Uncertain tax positions				$ 102,000,000